Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

18.Subsequent Events

Related Party Agreements

In January 2015, the Company’s vessel owning subsidiaries signed amended and restated management agreements with Allseas, and brokerage services agreements with Seacommercial, as discussed in Note 4.

Inactive Non-Vessel Owning Subsidiaries

In March and April 2015, the Company proceeded with the dissolution of certain inactive non-vessel owning subsidiaries, as discussed in Note 1.

Loan and Credit Facilities

In March and April 2015, the Company agreed with Unicredit and Commerzbank to amend certain terms of the facilities, including the deferral or the partial deferral of certain scheduled quarterly installments, and the waiver of certain financial and security cover ratio covenants, as discussed in Note 9.

In addition, on March 27, 2015, the Company agreed with Bank of Ireland to waive 50% of the installment due in the first quarter of 2015, until April 30, 2015, as discussed in Note 9.

Sale of KLC Shares

In April 2015, the Company sold a total of 18,133 KLC shares at an average sale price of $22.62 per share, as discussed in Note 11 .